Financial Risk Management - Summary of Financial Instruments Held by the Company (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Financial assets
Financial assets		$ 249,505
Financial liabilities at amortized cost
Financial liabilities	$ 2,734,704	303,571	$ 952,912	$ 735,729
Short and Long-term Debt Securities
Financial liabilities at amortized cost
Financial liabilities	22,500,000		17,000,000	12,000,000
Current And Long Term Bank Loans [Member]
Financial liabilities at amortized cost
Financial liabilities	5,360,908		7,355,166	4,437,043
Accounts payable [Member]
Financial liabilities at amortized cost
Financial liabilities	3,321,865	43,124	1,172,044	1,215,264
Derivative Financial Instruments [Member]
Financial liabilities at amortized cost
Financial liabilities at Fair Value	71,387		750,704	265,979
Liabilities for Assets in Lease [Member]
Financial liabilities at amortized cost
Financial liabilities at Fair Value	58,966		26,193	37,192
Cash and Cash Equivalents [Member]
Financial assets
Financial assets	13,332,877	229,819	14,444,549	7,500,193
Trade Accounts Receivables [Member]
Financial assets
Financial assets	1,720,475	$ 19,686	$ 1,266,005	1,479,410
Derivative financial instruments [Member]
Financial assets
Financial assets	$ 89,711			$ 4,686